Stock-Based Compensation - Stock Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted-Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 130	$ 128	$ 135
Option granted (in dollars per share)	181	133	125
Options exercised (in dollars per share)	133	125	0
Options forfeited/canceled/expired (in dollars per share)	143	129	125
Outstanding, ending balance (in dollars per share)	145	$ 130	$ 128
Vested and exercisable (in dollars per share)	$ 128
Number of Shares Under Option
Outstanding, beginning balance (in shares)	9,856,562	6,274,525	1,549,732
Options granted (in shares)	3,156,770	4,574,756	5,044,353
Options exercised (in shares)	(2,384,273)	(408,045)	0
Options forfeited/cancelled/expired (in shares)	(623,663)	(584,674)	(319,560)
Outstanding, ending balance (in shares)	10,005,396	9,856,562	6,274,525
Vested and exercisable (in shares)	2,029,748